Income Taxes	4 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Income Taxes

NOTE 10. INCOME TAX

The Company’s net deferred tax assets (liabilities) as of December 31, 2020 is as follows:

Deferred tax assets:
Start-up costs	$33,188
Net operating loss carryforwards	14,688
Total deferred tax assets	47,876
Valuation allowance	(27,174)
Deferred tax liabilities:
Unrealized gain on investments	(20,702)
Total deferred tax liabilities	(20,702)
Deferred tax assets, net of allowance	$—

The income tax provision for the period from August 26 (inception) through December 31, 2020 consists of the following:

Federal
Current	$—
Deferred	(27,174)

State
Current	—
Deferred	—
Change in valuation allowance	27,174
Income tax provision	$—

As of December 31, 2020, the Company has available U.S. federal operating loss carry forwards of approximately $70,000 that may be carried forward indefinitely.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. After consideration of all the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the period ended December 31, 2020, the valuation allowance was $27,174.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2020 is as follows:

Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Change in fair value of derivative warrant liabilities	(19.2)%
Non-deductible transaction costs	(1.5)%
Change in valuation allowance	(0.3)%
Income tax provision	0.0%

The Company files income tax returns in the U.S. federal jurisdiction, and New York which remain open and subject to examination.

Archer Aviation Inc
Income Taxes

10.      Income Taxes

The Company recognized zero and an immaterial amount of income tax expense for the three and six months ended June 30, 2021, respectively, resulting in an effective tax rate of 0%. The Company did not recognize an income tax benefit/(expense) during the three and six months ended June 30, 2020. The effective tax rate is different from the federal statutory tax rate primarily due to a full valuation allowance against deferred tax assets.

In assessing the realizability of deferred tax assets, management considers whether it is more-likely-than-not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the period in which those temporary differences become deductible. Based upon the analysis of federal and state deferred tax balances, future tax projections, and the Company’s lack of taxable income in the carryback period, the Company recorded a valuation allowance against the federal and state deferred tax assets as of June 30, 2021 and 2020.

11.Income Taxes

The Company did not record any deferred income tax provision for the years ended December 31, 2020 and 2019. The components of the provision for incomes taxes are as follows:

	Years ended December 31,
	2020	2019
Current:
Federal	$—	$—
State	1	—
Total current	1	—
Total income tax provision	$1	$—

The following table presents the principal reasons for the difference between the effective tax rate and the federal statutory income tax rate of 21%:

	Years Ended December 31,
	2020	2019
Federal income tax (benefit)	21.0%	21.0%
State and local income taxes (net of federal benefit)	8.8%	15.2%
Nondeductible expenses	(0.1)%	(0.2)%
Valuation allowance	(29.7)%	(36.0)%
Effective Tax Rate	0.0%	0.0%

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are provided below:

	Years ended December 31,
	2020	2019
Deferred Tax Assets:
Net operating loss carryforwards	$7,500	$299
Accrued expenses	43	14
Operating lease liability	645	—
Other	34	—
Gross deferred tax assets	8,222	313
Less: Valuation allowance	(7,216)	(312)
Deferred tax assets, net of valuation allowance	1,006	1
Deferred Tax Liabilities:
Stock-based compensation	(5)	—
Depreciation and amortization	(356)	(1)
Right-of-use asset	(645)	—
Total deferred tax liabilities	(1,006)	(1)
Total net deferred tax assets	$—	$—

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the period in which those temporary differences become deductible. Based upon the analysis of federal and state deferred tax balances and future tax projections and the Company’s lack of taxable income in the carryback period, the Company recorded a valuation allowance against the federal and state deferred tax assets of $7,216.

As of December 31, 2020 and 2019, the Company has U.S. federal net operating loss carryforwards of $26,959 and $905, respectively, which will both begin to expire in 2038. As of December 31, 2020 and 2019, the Company has state net operating loss carryforwards of $26,692 and $1,796, respectively, which will both begin to expire in 2038.

The following table summarizes the activity related to the Company’s unrecognized tax benefits during the years ended December 31, 2020 and 2019:

Balance as of December 31, 2019	$31
Increases related to current year tax positions	2,018
Balance as of December 31, 2020	$2,049

The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate as of December 31, 2019 and December 31, 2020 is zero due to the valuation allowance that would otherwise be recorded on the deferred tax asset associated with the recognized position. During the years ended December 31, 2020 and 2019, the Company recognized no interest and penalties related to uncertain tax positions.

In accordance with Section 382 and Section 383 of the Internal Revenue Code of 1986, as amended (the “Code”), a corporation that undergoes an “ownership change” (generally defined as a cumulative change [by value] of more than 50% in the equity ownership of certain stockholders over a rolling three- year period) is subject to limitations on its ability to utilize its pre-change NOLs and R&D tax credits to offset post-change taxable income and post-change tax liabilities, respectively. The Company’s existing NOLs and R&D credits may be subject to limitations arising from previous ownership changes, and the ability to utilize NOLs could be further limited by Section 382 and Section 383 of the Code. In addition, future changes in the Company’s stock ownership, some of which may be outside of the Company’s control, could result in an ownership change under Section 382 and Section 383 of the Code. The amount of such limitations, if any, has not been determined.

The Company is subject to taxation and files income tax returns with the U.S. federal government and the state of California. The tax years ended December 31, 2018 through December 31, 2020 remain open to examination by the Internal Revenue Service and New York State Department of Revenue, and from December 31, 2020, by the California Franchise Tax Board. In addition, the utilization of net loss carryforwards is subject to federal and state review for the periods in which those net losses were incurred. The Company is not under audit by any taxing jurisdictions at this time.